Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity standard to result in a decrease	$ 10,281,000	$ 9,280,000
Accumulated other comprehensive income (loss)	(3,200,000)	1,504,000		$ (3,200,000)	$ 1,504,000	$ 3,569,000
Retained earnings	8,103,000	1,798,000		8,103,000	1,798,000	(1,683,000)
Net income (loss) attributable to Jackson Financial Inc.	6,305,000	3,482,000	$ (1,552,000)
Equity				$ 10,281,000	$ 9,280,000	6,492,000
As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity standard to result in a decrease						3,000,000
Accumulated other comprehensive income (loss)		1,504,000				(400,000)
Retained earnings		1,798,000				$ (2,600,000)
Equity		9,280,000
Jackson Financial | As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 233,000	$ (2,756,000)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefits, measurement input	0.025
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Market risk benefits, measurement input	0.060